UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05207

                              ACM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS-96.8%

U.S. Treasury Bonds-37.1%
    5.375%, 2/15/31(a)                                U.S.$          731   $       818,948
    6.25%, 5/15/30(a)(b)                                          62,230        77,269,746
    11.25%, 2/15/15(a)(b)                                        160,000       243,956,320
    12.00%, 8/15/13(a)                                            82,000        99,184,740
    12.50%, 8/15/14(b)                                            70,300        90,906,687
    13.25%, 5/15/14(a)(b)                                        150,000       195,222,600
                                                                           ----------------
                                                                               707,359,041
                                                                           ----------------
U.S. Treasury Notes-16.0%
    1.625%, 1/15/15 TIPS(a)                                       45,000        45,495,894
    1.875%, 7/15/15 TIPS(a)                                       13,000        13,172,731
    2.375%, 8/15/06(a)                                            20,000        19,710,940
    2.625%, 5/15/08(a)(b)                                         24,615        23,670,793
    3.00%, 11/15/07(b)                                            50,000        48,828,100
    3.25%, 8/15/07(b)                                             80,000        78,700,000
    3.50%,11/15/09(a)                                                154           149,849
    3.875%, 2/15/13(a)                                             3,030         2,952,002
    4.00%, 11/15/12(a)                                             4,664         4,588,028
    4.00%, 2/15/15(a)                                                974           948,129
    4.125%, 5/15/15(a)                                               795           781,305
    4.25%, 11/15/13-8/15/14(a)                                     4,895         4,877,633
    4.375%, 8/15/12(a)                                               700           704,129
    4.75%, 5/15/14(a)(b)                                          58,900        60,680,783
    4.875%, 2/15/12(a)                                               250           258,428
                                                                           ----------------
                                                                               305,518,744
                                                                           ----------------
U.S. Treasury Strips-15.2%
    Zero coupon, 5/15/17(a)                                      260,000       154,343,800
    Zero coupon, 11/15/21(a)                                     285,350       134,749,974
                                                                           ----------------
                                                                               289,093,774
                                                                           ----------------
Federal National Mortgage Association-13.4%
    4.581%, 4/01/35 VRN(a)                                        18,426        18,276,701
    4.898%, 9/01/35 VRN(c)                                         6,836         6,827,560
    5.00%, 9/25/23-10/25/33(a)                                    54,704        54,220,481
    5.375%, 6/07/21(c)                                  GBP          144           275,053
    5.50%, 9/25/17-3/25/33(a)                         U.S.$       26,013        26,026,055
    6.50%, 3/25/32-1/25/44(a)                                     18,899        19,488,514
    6.50%, TBA                                                   127,720       131,431,799
                                                                           ----------------
                                                                               256,546,163
                                                                           ----------------
Federal Home Loan Mortgage Corporation-10.7%
    5.00%, 1/15/17-7/15/26 I/O(a)                                 25,302         2,100,987
    5.00%, 4/15/16 - 6/15/31(a)                                  127,078       125,557,355
    5.50%, 7/15/17(a)                                             15,680        16,010,198
    5.50%, TBA                                                    35,080        35,080,000
    6.00%, 6/01/20-5/15/35(a)                                     24,540        25,100,592
                                                                           ----------------
                                                                               203,849,132
                                                                           ----------------
Resolution Funding Corp.-3.8%
    Zero coupon, 10/15/20                                        150,000        72,946,950
                                                                           ----------------

Government National Mortgage Association-0.6%
    6.00%, 7/20/32(c)                                              6,560         6,691,200
    7.00%, 12/15/26(a)                                             4,905         5,184,317
                                                                           ----------------
                                                                                11,875,517
                                                                           ----------------
Total U.S. Government and Government
    Sponsored Agency Obligations
    (cost $1,791,691,243)                                                    1,847,189,321
                                                                           ----------------

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-34.7%

Argentina-1.8%
Republic of Argentina
    0.63%, 12/31/38(c)                                  ARS        1,285   $       222,652
    4.005%, 8/03/12 FRN(c)                            U.S.$       18,597        17,024,443
    5.83%, 12/31/33(c)                                  ARS        1,166           521,269
    7.82%, 12/31/33(c)                                  EUR       12,074        14,917,189
    8.28%, 12/31/33(c)                                U.S.$        2,385         2,461,178
                                                                           ----------------
                                                                                35,146,731
                                                                           ----------------
Belize-0.0%
Government of Belize
    9.50%, 8/15/12(c)                                                142           119,990
                                                                           ----------------
Brazil-9.2%
Republic of Brazil
    8.00%, 1/15/18(c)                                              1,144         1,206,920
    8.25%, 1/20/34(c)                                                 65            65,260
    9.25%, 10/22/10(c)                                             1,480         1,663,520
    10.50%, 7/14/14(c)                                             2,137         2,585,770
    11.00%, 8/17/40(b)                                            15,608        19,119,800
    12.00%, 4/15/10(c)                                            13,100        16,047,500
    12.50%, 1/05/16(c)                                             6,870         2,963,384
    12.75%, 1/15/20(c)                                             3,429         4,766,310
    14.50%, 10/15/09(c)                                            1,260         1,638,000
Republic of Brazil-DCB FRN
    Series L
    4.3125%, 4/15/12(c)                                            3,161         3,114,957
Brazilian Real Structured Notes
    Zero Coupon, 9/20/07(d)                             BRL      120,551        39,562,002
    Zero Coupon, 1/03/08(d)                                       59,180        18,646,770
    Zero Coupon, 1/05/09(d)                                       76,692        20,931,186
    Zero Coupon, 1/05/10(d)                                      180,614        43,242,283
                                                                           ----------------
                                                                               175,553,662
                                                                           ----------------
Bulgaria-0.0%
Republic of Bulgaria
    8.25%, 1/15/15(d)                                 U.S.$          346           427,829
                                                                           ----------------
Canada-0.6%
Canadian Government
    4.25%, 9/01/09(c)                                   CAD       10,795         9,530,430
    5.75%, 6/01/33(c)                                              1,570         1,684,120
                                                                           ----------------
                                                                                11,214,550
                                                                           ----------------
Colombia-1.3%
Republic of Colombia
    10.75%, 1/15/13(c)                                U.S.$        1,239         1,556,804
    11.75%, 3/01/10(c)                                  COP   14,062,000         7,117,222
    11.75%, 2/25/20(c)                                U.S.$       11,770        16,377,955
    12.00%, 10/22/15(c)                                 COP      550,000           295,733
                                                                           ----------------
                                                                                25,347,714
                                                                           ----------------
Dominican Republic-0.1%
Dominican Republic
    9.50%, 9/27/11(d)                                 U.S.$          938         1,031,264
                                                                           ----------------
Ecuador-0.1%
Republic of Ecuador
    9.00%, 8/15/30(d)(e)                                           2,451         2,313,744
                                                                           ----------------
El Salvador-0.1%
Republic of El Salvador
    7.625%, 9/21/34(d)                                               527           583,653
    7.65%, 6/15/35(d)                                                449           468,083
                                                                           ----------------
                                                                                 1,051,736
                                                                           ----------------

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Indonesia-0.5%
Republic of Indonesia
    6.75%, 3/10/14(d)                                 U.S.$          965   $       948,113
    7.25%, 4/20/15(d)                                                362           359,285
    14.00%, 6/17/09(d)                                  IDR    4,000,000           389,133
    14.25%, 6/19/13(d)                                        80,000,000         7,047,258
                                                                           ----------------
                                                                                 8,743,789
                                                                           ----------------
Jamaica-0.0%
Government of Jamaica
    10.50%, 10/27/14(c)                                 EUR          200           286,401
                                                                           ----------------
Japan-0.5%
Government of Japan
    0.1%, 6/20/06(c)                                    JPY    1,121,000         9,880,264
                                                                           ----------------
Lebanon-0.1%
Lebanese Republic
    7.875%, 5/20/11(c)(d)                             U.S.$          270           272,430
    10.125%, 8/06/08(c)(d)                                           875           934,937
    11.625%, 5/11/16(c)                                              120           139,740
                                                                           ----------------
                                                                                 1,347,107
                                                                           ----------------
Mexico-5.6%
Mexican Bonos
    8.00%, 12/19/13(c)                                  MXP       20,204         1,810,669
    9.00%, 12/20/12(c)                                           384,205        36,573,906
    9.50%, 3/08/07(c)                                            328,855        31,645,010
    10.00%, 12/05/24(c)                                          212,990        21,890,018
United Mexican States
    6.375%, 1/16/13(c)                                U.S.$        2,626         2,794,064
    7.50%, 1/14/12(c)                                                775           869,937
    8.00%, 9/24/22(c)                                              2,170         2,625,700
    8.125%, 12/30/19(c)                                            4,025         4,880,313
    9.875%, 2/01/10(c)                                             2,180         2,594,200
    11.375%, 9/15/16(c)                                            1,201         1,771,475
                                                                           ----------------
                                                                               107,455,292
                                                                           ----------------
Panama-0.2%
Republic of Panama
    8.875%, 9/30/27(c)                                               972         1,200,420
    9.375%, 7/23/12-4/01/29(c)                                       283           352,570
    9.625%, 2/08/11(c)                                               480           573,600
    10.75%, 5/15/20(c)                                               730         1,017,620
                                                                           ----------------
                                                                                 3,144,210
                                                                           ----------------
Peru-0.8%
Peru Bono Soberano
    8.60%, 8/12/17(c)                                   PEN        7,350         2,399,688
    9.91%, 5/05/15(c)                                              1,600           569,548
Republic of Peru
    7.35%, 7/21/25(c)                                 U.S.$        1,953         2,070,180
    8.375%, 5/03/16(c)                                             3,753         4,387,257
    8.75%, 11/21/33(c)                                             3,920         4,733,400
    9.875%, 2/06/15(c)                                               557           711,568
                                                                           ----------------
                                                                                14,871,641
                                                                           ----------------
Philippines-1.1%
Republic of Philippines
    8.875%, 3/17/15(c)                                             3,135         3,338,775
    9.00%, 2/15/13(c)                                                450           482,175
    9.50%, 2/02/30(c)                                              7,648         8,099,232
    9.875%, 1/15/19(c)                                               750           836,250
    10.625%, 3/16/25(c)                                            6,312         7,369,260
                                                                           ----------------
                                                                                20,125,692
                                                                           ----------------
Russia-6.2%
Russian Federation
    5.00%, 3/31/30(d)                                             99,969       114,864,381
Russian Ministry of Finance
    3.00%, 5/14/11(c)                                              4,320         3,861,216
                                                                           ----------------
                                                                               118,725,597
                                                                           ----------------

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Spain-0.0%
Kingdom of Spain
    5.25%, 4/06/29(c)                                   GBP          109   $       211,706
                                                                           ----------------
Sweden-0.0%
Government of Sweden
    5.00%, 1/28/09(c)                                   SEK        6,100           848,508
                                                                           ----------------
Turkey-4.8%
Republic of Turkey
    7.375%, 2/05/25(c)                                U.S.$          462           461,538
    11.00%, 1/14/13(c)                                             1,860         2,378,940
    11.50%, 1/23/12(c)                                               860         1,100,800
    11.75%, 6/15/10(c)                                               623           776,570
    11.875%, 1/15/30(c)                                              836         1,228,084
Turkish Lira Structured Notes
    Zero coupon, 12/08/05(d)                            TRL       63,937        46,099,590
    Zero coupon, 2/23/06(d)                                       55,243        38,735,077
    Zero coupon, 1/25/07(d)                                          914           560,604
                                                                           ----------------
                                                                                91,341,203
                                                                           ----------------
Ukraine-0.1%
Government of Ukraine
    6.875%, 3/04/11(d)                                U.S.$          302           316,345
    7.65%, 6/11/13(d)                                                157           172,935
    11.00%, 3/15/07(d)                                               774           817,226
                                                                           ----------------
                                                                                 1,306,506
                                                                           ----------------
United Kingdom-0.2%
United Kingdom Gilt
    4.25%, 6/07/32(c)                                   GBP        1,255         2,214,667
    5.00%, 3/07/08(c)                                                100           179,660
    5.00%, 3/07/25(c)                                                407           785,109
    8.00%, 6/07/21(c)                                                378           944,508
                                                                           ----------------
                                                                                 4,123,944
                                                                           ----------------
Uruguay-0.3%
Republic of Uruguay
    7.25%, 2/15/11(c)                                 U.S.$        1,076         1,056,098
    7.50%, 3/15/15(c)                                              4,120         4,218,880
    7.875%, 1/15/33 PIK(c)                                           500           520,000
    9.25%, 5/17/17(c)                                                730           819,425
                                                                           ----------------
                                                                                 6,614,403
                                                                           ----------------
Venezuela-1.1%
Republic of Venezuela
    4.64%, 4/20/11 FRN(d)                                            420           412,986
    5.375%, 8/07/10(c)                                             2,680         2,610,320
    8.50%, 10/08/14(c)                                                99           109,890
    9.25%, 9/15/27(c)                                             14,439        17,095,776
    10.75%, 9/19/13(c)                                               226           280,805
                                                                           ----------------
                                                                                20,509,777
                                                                           ----------------
Total Sovereign Debt Obligations
    (cost $546,609,707)                                                        661,743,260
                                                                           ----------------

CORPORATE DEBT OBLIGATIONS-11.0%
Corporate Debt - High Yield Obligations-6.4%

Amtrol Inc.
    10.625%, 12/31/06(c)                                             625           556,250
Antenna TV SA
    7.25%, 2/15/15(d)                                   EUR           10            11,838
Ardagh Glass Finance BV
    8.875%, 7/01/13(d)                                                10            12,019
Associated Materials Inc.
    11.25%, 3/01/14(c)(f)                             U.S.$       12,545         6,272,500
AT&T Corp.
    8.00%, 11/15/31(c)                                             1,000         1,266,250
Berry Plastics Corp.
    10.75%, 7/15/12(c)                                             3,820         4,106,500
Central Bank of Nigeria
    6.25%, 11/15/20(c)                                               750           757,500

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Central European Distribution Corp.
    8.00%, 7/25/12(d)                                 U.S.$           78   $       100,775
Chaoda Modern Agriculture
    7.75%, 2/08/10(d)                                                423           410,310
Charter Communications Holdings
    11.00%, 10/01/15(c)*                                           4,009         3,908,891
    11.75%, 5/15/14(c)(f)                                         10,000         7,150,000
Citigroup (JSC Severstal)
    9.25%, 4/19/14(d)                                                230           254,656
Cognis GmbH
    9.50%, 5/15/14(d)                                   EUR            5             6,610
Dayton Superior Corp.
    13.00%, 6/15/09*(c)                               U.S.$        3,805         3,044,000
Deutsche Bank AG for Gazstream SA
    5.625%, 7/22/13(d)                                               237           237,593
Digicel, Ltd.
    9.25%, 9/01/12(d)                                              1,426         1,475,910
Eircom Funding
    8.25%, 8/15/13(c)                                   EUR           10            13,671
Fairfax Financial Holdings Ltd.
    7.375%, 4/15/18(c)*                               U.S.$        9,500         8,217,500
    8.30%, 4/15/26(c)*                                             5,000         4,325,000
Freeport-McMoran Copper & Gold, Inc.
    10.125%, 2/01/10(c)                                              500           552,500
Gazprom OAO
    9.625%, 3/01/13(d)                                             3,180         3,932,771
General Motors Acceptance Corp
    6.75%, 12/01/14(c)*                                           10,000         8,698,440
Hawaiian Telecom Communications, Inc.
    12.50%, 5/01/15(d)*                                            4,940         4,989,400
Heckler & Koch GmbH
    9.25%, 7/15/11(d)                                   EUR            5             6,820
Hurricane Finance BV
    9.625%, 2/12/10(d)                                U.S.$          200           228,750
Inmarsat Finance PLC
    10.375%, 11/15/12(c)(f)                                        7,475         6,129,500
Kazkommerts International BV
    8.50%, 4/16/13(d)                                                125           136,719
Kyivstar
    7.75%, 4/27/12(d)                                                100           102,210
    10.375%, 8/17/09(d)                                              200           224,240
Milacron Escrow Corp.
    11.50%, 5/15/11(c)                                             5,000         4,900,000
Mobifon Holdings BV
    12.50%, 7/31/10(c)                                             5,205         6,115,875
Mobile Telesystems Finance S.A.
    9.75%, 1/30/08(d)*                                             1,185         1,279,800
NCL Corp.
    11.625%, 7/15/14(d)                                            4,845         5,111,475
Newpage Corp.
    10.00%, 5/01/12(c)*                                            3,000         2,820,000
Noble Group Ltd.
    6.625%, 3/17/15(d)                                               460           424,651
Paxson Communications Corp.
    12.25%, 1/15/09(c)(f)                                         10,000         9,700,000
Pliant Corp.
    13.00%, 6/01/10(c)*                                            6,818         3,238,550
Quality Distribution LLC
    9.00%, 11/15/10(c)                                             1,775         1,633,000
Rainbow National Services LLC
    10.375%, 9/01/14(d)                                            2,500         2,825,000
Rural Cellular Corp.
    9.75%, 1/15/10(c)*                                             6,500         6,565,000

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Russian Standard Finance SA
    8.125%, 4/21/08(c)                                U.S.$          167   $       167,000
Select Medical Corp.
    9.933%, 9/15/15 FRN(d)                                         5,000         4,975,000
SGL Carbon Luxembourg SA
    8.50%, 2/01/12(c)(d)                                EUR           10            13,100
SunGard Data Systems, Inc.
    9.125%, 8/15/13(d)*                               U.S.$        5,000         5,181,250
Tyumen Oil Co.
    11.00%, 11/06/07(d)                                               90            99,767
Willis Group N America
    5.125%, 7/15/10(c)                                               500           499,632
                                                                           ----------------
Total Corporate Debt - High Yield Obligations
    (cost $123,275,008)                                                        122,678,223
                                                                           ----------------
Corporate Debt - High Grade Obligations-4.6%

Abbey National PLC
    7.037%, 2/14/26(c)(e)                               GBP           29            61,265
Aegon NV
    6.125%, 12/15/31(c)                                               26            53,194
AFC Capital Trust I
    8.207%, 2/03/27(c)                                U.S.$        1,025         1,110,674
AK Steel Corp.
    7.875%, 2/15/09(c)*                                            6,000         5,820,000
Allied Irish Banks PLC
    5.25%, 9/01/15(c)                                   GBP          200           352,905
Amerada Hess Corp.
    6.65%, 8/15/11(c)                                 U.S.$          165           178,281
    7.125%, 3/15/33(c)                                               335           383,407
America Movil S.A. de C.V.
    6.375%, 3/01/35(c)                                               279           270,524
Aries Vermogensverwaltng
    9.60%, 10/25/14(d)                                            11,750        15,508,825
Australia & New Zealand Banking Group Ltd.
    4.875%, 12/22/08(c)                                 GBP          173           307,535
Aviva PLC
    5.9021%, 7/27/20(c)                                               40            72,551
Bank Of Scotland Capital Funding
    8.117%, 5/31/10(c)(e)                                             90           179,759
Barclays Bank
    8.55%, 9/29/49(d)                                 U.S.$          638           747,769
    9.875%, 5/12/08(c)                                  GBP          195           385,786
Berkley W R Corp.
    6.15%, 8/15/19(c)                                 U.S.$          100           100,922
British Sky Broadcasting PLC
    7.75%, 7/09/09(c)                                   GBP           94           181,332
British Telecommunications PLC
    7.125%, 2/15/11(c)(e)                               EUR        1,500         2,152,553
    8.625%, 3/26/20(c)                                  GBP           34            78,295
Capital One Bank
    6.50%, 6/13/13(c)                                 U.S.$        1,200         1,287,272
CIT Group, Inc.
    5.50%, 12/15/08(c)                                  GBP          175           314,598
Citigroup, Inc.
    5.875%, 7/01/24(c)                                                32            62,163
Clear Channel Communications, Inc.
    5.75%, 1/15/13(c)                                 U.S.$          220           217,689
Columbia/HCA HealthCare Corp.
    6.25%, 2/15/13(c)                                                175           172,977
    7.58%, 9/15/25(c)                                                630           624,275
    7.69%, 6/15/25(c)                                                355           356,768

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Comcast Corp.
    4.95%, 6/15/16(c)                                 U.S.$        1,400   $     1,340,655
Comerica Bank
    8.375%, 7/15/24(c)                                             2,000         2,417,416
Commonwealth Bank of Australia
    4.875%, 12/19/23(c)                                 GBP          180           315,971
Danske Bank A/S
    5.563%, 3/16/17(c)                                                46            83,418
Dominion Resources Capital Trust III
    8.40%, 1/15/31(c)                                 U.S.$          374           460,530
Duke Capital Corp.
    5.50%, 3/01/14(c)                                                500           502,952
    6.25%, 2/15/13(c)                                              1,500         1,577,763
Emap PLC
    6.25%, 12/09/13(c)                                  GBP          124           230,663
European Investment Bank
    9.50%, 12/09/09(c)                                               223           468,632
Farmers Exchange Capital
    7.05%, 7/15/28(d)                                 U.S.$          200           206,497
Farmers Insurance Exchange
    8.625%, 5/01/24(d)                                               250           298,616
FirstEnergy Corp.
    6.45%, 11/15/11(c)                                               243           258,738
    7.375%, 11/15/31(c)                                              491           575,878
Foodcorp LTD.
    8.875%, 6/15/12(d)                                  EUR          194           250,646
Ford Motor Co.
    6.375%, 2/01/29(c)                                U.S.$          300           215,250
Ford Motor Credit Co.
    4.95%, 1/15/08(c)                                                152           144,649
    6.625%, 6/16/08(c)                                               454           443,729
    7.00%, 10/01/13(c)                                             1,500         1,391,036
Friends Provident PLC
    6.292%, 7/01/15(c)                                  GBP          174           318,531
Gallaher Group PLC
    6.625%, 5/21/09(c)                                               114           212,436
General Electric Capital Corp.
    5.375%, 12/18/40(c)                                               41            77,628
General Motors Corp.
    7.75%, 3/15/36(c)(f)                              U.S.$        1,742           444,210
Goldman Sachs Group Inc.
    6.125%, 2/14/17(c)                                  GBP           45            85,939
HBOS PLC
    5.75%, 11/28/25(c)(e)                                             32            60,040
HSBC Bank USA
    4.625%, 4/01/14(c)                                U.S.$        1,000           970,597
ING Bank NV
    7.00%, 10/05/10(c)                                  GBP          155           300,303
Inter-American Development Bank
    9.75%, 5/15/15(c)                                                173           427,903
International Lease Finance Corp.
    3.50%, 4/01/09(c)                                 U.S.$          496           472,915
Investec Finance PLC
    7.75%, 3/01/16(c)(e)                                GBP           83           157,631
Ipalco Enterprises Inc.
    8.375%, 11/14/08(c)                               U.S.$          100           106,000
J.P. Morgan Chase & Co.
    5.125%, 9/15/14(c)                                               250           249,371
    6.625%, 3/15/12(c)                                             1,400         1,520,903
KFW International Finance
    5.375%, 12/07/11(c)                                 GBP          125           230,494
Legal & General Finance PLC
    5.875%, 4/05/33(c)                                                26            51,823

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Liberty Mutual Group Inc.
    5.75%, 3/15/14(d)                                 U.S.$          170   $     $ 166,111
Lloyds TSB Capital
    7.834%, 2/07/15(c)(e)                               GBP           49           102,646
Marks & Spencer PLC
    5.625%, 3/24/14(c)                                               159           269,976
MBNA Europe Funding PLC
    6.00%, 11/12/10(c)                                                70           130,219
Merrill Lynch & Co.
    5.125%, 9/24/10(c)                                                89           159,242
    6.00%, 2/17/09(c)                                 U.S.$          100           104,023
Mizuho Finance
    5.79%, 4/15/14(d)                                                100           104,160
    8.375%, 12/29/49(c)                                            2,295         2,484,338
MM02 PLC
    7.625%, 1/25/12(c)                                  GBP          135           269,710
Morgan Stanley
    5.375%, 11/14/13(c)                                               61           110,132
National Capital Trust I
    5.62%, 12/17/18(c)(e)                             U.S.$           43            78,078
Nationwide Building Society
    5.25%, 2/12/18(c)(e)                                GBP           65           116,569
Northern Rock PLC
    5.75%, 2/28/17(c)                                                169           309,727
PanAmSat Corp.
    10.375%, 11/01/14(c)(f)                           U.S.$        8,405         5,799,450
Prudential PLC
    6.125%, 12/19/31(c)                                 GBP           27            53,031
Qwest Corp.
    14.00%, 12/15/14(c)                               U.S.$        8,907        10,799,738
Residential Capital Corp.
    6.375%, 6/30/10(c)(d)                                          1,000         1,013,079
Resona Bank Ltd.
    4.125%, 9/27/12(d)                                  EUR           67            79,891
Resona Preferred Global Securities
    7.191%, 7/30/15(d)                                U.S.$          300           310,579
Rexam PLC
    7.125%, 3/27/09(c)                                  GBP           58           108,651
Rogers Cable, Inc.
    5.50%, 3/15/14(c)                                 U.S.$          360           332,100
Royal & Sun Alliance Insurance
    8.50%, 12/08/14(c)(e)                               GBP           45            92,685
Royal Bank of Scotland Group PLC
    5.625%, 6/07/32(c)(e)                                             85           159,182
    7.387%, 12/31/10(c)                                              117           229,208
Santander Central Hispano Issue Ltd.
    6.80%, 11/29/10(c)                                                83           159,704
    7.25%, 12/07/11(c)                                                70           138,280
SBC Jersey
    8.75%, 12/18/25(c)                                               118           308,994
SLM Student Loan Trust
    5.15%, 9/17/15(c)                                                100           181,434
South Wales Electricity
    9.25%, 11/09/20(c)                                                19            46,843
Southern Peru Copper Corp.
    6.375%, 7/27/15(d)                                U.S.$          100           100,822
Sprint Capital Corp.
    8.75%, 3/15/32(c)                                              5,663         7,593,675
Standard Chartered Bank
    6.75%, 4/27/09(c)                                   GBP          100           187,395
Svenska Handelsbanken
    6.125%, 3/04/09(c)                                               169           310,481

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Telecom Italia Capital SA
    5.25%, 10/01/15(c)                                U.S.$          600   $       589,578
Telecom Italia SpA
    5.625%, 12/29/15(c)                                 GBP           50            89,671
Tengizchevroil Fin Co
    6.124%, 11/15/14(d)                               U.S.$        2,172         2,220,870
Time Warner Entertainment Co. LP
    8.38%, 3/15/23(c)                                                145           175,883
Tyco International Group SA
    6.50%, 11/21/31(c)                                  GBP           47            93,012
Union Carbide Corp.
    7.75%, 10/01/96(c)                                U.S.$        1,785         1,877,136
Vodafone Group PLC
    5.625%, 12/04/25(c)                                 GBP          181           337,795
Western Power Distribution LLC
    5.875%, 3/25/27(c)                                                30            57,300
Westpac Banking Corp.
    5.875%, 4/29/18(c)                                                60           112,310
WMC Finance USA
    5.125%, 5/15/13(c)                                U.S.$          500           505,530
WPP Finance Corp.
    5.875%, 6/15/14(c)                                               180           186,106
Yorkshire Power Finance
    7.25%, 8/04/28(c)                                   GBP           86           185,270
Zurich Capital Trust
    8.376%, 6/01/37(d)                                U.S.$          253           270,326
Zurich Finance PLC
    6.625%, 10/02/22(c)(e)                              GBP           94           179,697
                                                                           ----------------
Total Corporate Debt - High Grade Obligations
    (cost $84,191,105)                                                          87,141,719
                                                                           ----------------
Total Corporate Debt Obligations
    (cost $207,466,113)                                                        209,819,942
                                                                           ----------------

BANK LOANS-5.6%
ACCO Brands Corporation
    5.59-5.92%, 8/15/12                               U.S.$        1,000         1,013,000
Allegheny Energy Supply Company, LLC
    5.54-5.81%, 3/08/11                                              719           728,958
Allied Waste North America, Inc.
    3.34-6.09%, 1/15/12                                            1,957         1,970,603
American Acheivement Corp.
    6.37-8.25%, 3/31/11                                            1,345         1,345,168
American Safety Razor Company
    6.61%, 8/28/12                                                 1,493         1,514,887
Atlantic Broadband Finance, LLC
    6.52%, 6/30/11                                                 1,000         1,015,000
Aveta Holding TLB GS
    3.50%, 7/27/11                                                 1,000         1,002,500
Basell TLB
    2.5%, 9/30/15                                                    500           507,500
Basell TLC
    3.00%, 9/30/16                                                   500           508,750
Builders FirstSource, Inc.
    6.19%, 7/11/11                                                   289           290,333
Butler Animal Health Supply, LLC
    6.46-8.50%, 6/01/11                                            1,995         2,014,950
Celanese Holdings LLC
    6.31%, 4/06/11                                                 2,792         2,832,317
Cellnet Techonolgy, Inc.
    6.68%, 4/22/12                                                 1,000         1,005,000

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
Central Garden & Pet Company
    5.52-5.59%, 5/30/09                               U.S.$          992   $     1,004,841
Cheniere LNG Holdings, LLC
    6.77-6.95%, 9/30/12                                            1,500         1,512,499
CII Carbon, LLC
    5.87%, 8/18/12                                                   998           992,512
Cincinnati Bell, Inc.
    5.22-5.36%, 1/26/11                                              500           503,541
Cognis Deutschland GMBH & Co.
    8.24%, 11/15/13                                                1,000         1,021,500
Coinstar, Inc.
    5.55%, 7/01/11                                                   827           841,710
Consolidated Communications, Inc.
    4.50-6.05%, 10/14/11                                           1,330         1,343,260
DaVita Inc.
    6.25-6.54%, 4/30/12                                            1,000         1,014,028
Doubleclick, Inc.
    7.79%, 6/14/12                                                 1,000         1,017,500
DynCorp International LLC
    6.69-6.81%, 2/08/11                                              998         1,006,644
Escanaba Timber, LLC
    6.43%, 5/02/08                                                 1,000         1,011,250
F & W Publications
    10.02%, 1/12/13                                                  500           509,375
General Growth Properties, Inc.
    5.85%, 12/01/08                                                1,987         2,011,028
Graham Packaging Company, L.P.
    8.25%, 3/04/12                                                 1,000         1,017,500
Hawaiian Telecom Communications, Inc.
    6.28%, 10/31/12                                                1,000         1,010,625
HealthSouth Corporation
    6.53%, 3/21/10                                                   213           213,297
    6.53%, 3/02/11                                                   786           788,477
Hexion Specialty Chemicals
    3.39-6.56%, 5/25/12                                            1,995         2,017,904
HIT Entertainment, Inc.
    5.95%, 8/15/12                                                 1,000         1,011,250
Huntsman International LLC
    5.52%, 8/19/12                                                 2,433         2,450,614
IPC Acquisition Corp.
    6.59%, 7/31/11                                                   500           506,250
Jarden Corporation
    5.69-6.02%, 1/24/12                                            1,990         2,001,934
Kranson Industries, Inc.
    6.78%, 7/30/11                                                   988           999,844
La Paloma Generating Company, LLC
    5.54-5.77%, 8/16/12                                            2,000         2,023,126
Lion Gables Realty Limited Partnership
    5.63%, 9/06/06                                                 1,000         1,005,313
Longyear Holdings, Inc.
    6.53%, 7/18/12                                                   998         1,012,462
Maax, Inc.
    6.25-6.59%, 6/01/11                                            1,975         1,965,125
MetroPCS Wireless, Inc.
    8.25%, 5/03/11                                                 2,000         2,062,500
MGM Holdings II
    6.27%, 3/15/12                                                 3,500         3,540,568
Motorsport Aftermarket Group, Inc.
    7.28%, 12/30/11                                                1,488         1,495,817
Mueller Group LLC
    6.21-6.49%, 10/30/12                                           2,700         2,718,900
    6.51-8.25%, 3/24/11                                            2,768         2,781,901

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
NewPage Corp.
    6.49-6.68%, 4/15/11                               U.S.$        1,000   $     1,012,500
NewQuest, Inc.
    6.66%, 3/01/11                                                   950           961,875
Ntelos, Inc.
    9.03%, 2/24/12                                                 1,000           995,833
Owens-Illinois Group, Inc.
    5.57%, 4/01/08                                                   788           795,984
PanAmSat Corporation
    6.05-6.12%, 7/01/11                                              985           994,230
Penn National Gaming, Inc.
    5.89-6.22%, 5/03/12                                            2,500         2,528,515
PQ Corporation
    6.06%, 1/24/12                                                 1,990         2,012,387
Prestige Brands, Inc.
    5.18-8.00%, 4/15/11                                            2,679         2,708,051
Rainbow National Services LLC
    6.44%, 3/31/12                                                 2,993         3,014,944
Rayovac Corporation
    5.55-6.06%, 2/07/12                                            1,992         2,014,078
Regency Gas Services, LLC
    6.78%, 5/15/10                                                 1,985         2,018,497
Reliant Energy, Inc.
    6.08-6.21%, 12/22/10                                             995           999,620
Riverside Energy Center
    7.93%, 6/22/11                                                 1,611         1,659,646
Rocky Mountain Energy Center, LLC
    3.58-7.93%, 6/22/11                                            1,243         1,279,778
Sealy Mattress Company
    5.54-5.62%, 4/15/13                                            1,770         1,788,165
SemCrude, L.P.
    6.12-7.75%, 3/16/11                                            2,223         2,250,666
Smurfit Stone Container
    5.56-5.88%, 10/01/10                                             349           352,231
    5.56-5.88%, 10/01/11                                           1,090         1,098,808
Spanish Broadcasting System, Inc.
    7.51%, 5/15/13                                                 1,000         1,013,750
SSA Global TL
    2.00%, 9/28/11                                                 1,500         1,507,500
Stewart Enterprises
    5.39-5.77%, 11/01/11                                             475           480,088
SunGard Data Systems Inc.
    6.28%, 1/15/13                                                 2,000         2,022,046
Texas Genco LLC
    5.77-6.02%, 12/14/11                                           1,986         1,996,703
United Subcontractors, Inc.
    6.68%, 6/30/12                                                   998         1,008,722
Universal City Development Partners, Ltd
    5.60-6.03%, 6/09/11                                              993         1,004,492
UPC Broadband Holding B.V.
    6.00%, 3/03/12                                                 1,000         1,010,000
VWR International, Inc.
    6.14%, 4/05/11                                                 2,204         2,232,590
William Carter Company
    5.65-5.81%, 6/29/12                                            2,000         2,028,750
WMG Acquisitions Corporation
    5.52-5.86%, 3/22/11                                            3,442         3,478,769
                                                                           ----------------
Total Bank Loans
    (cost $105,521,892)                                                        106,431,279
                                                                           ----------------

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

                                                               Shares or
                                                               Principal
                                                                  Amount
                                                                   (000)        U.S.$ Value
-------------------------------------------------------------------------------------------
NON-CONVERTIBLE - PREFERRED STOCKS-0.1%
Banco Santander
    6.41%(c)                                          U.S.$        4,000   $       103,200
Duquesne Light Co.
    6.50%(c)                                                      14,950           773,662
Zurich Funding Trust
    1.71%(d)                                                         500           502,344
                                                                           ----------------
Total Non-Convertible Preferred Stocks
    (cost $1,335,000)                                                            1,379,206
                                                                           ----------------
WARRANTS(g)-0.0%
Central Bank of Nigeria
    Warrants, expiring 11/15/20(c)                                 4,500            99,000
Republic of Venezuela
    Warrants, expiring 4/15/20                                     1,785                 0
                                                                           ----------------
Total Warrants
    (cost $0)                                                                       99,000
                                                                           ----------------
SHORT-TERM INVESTMENTS-9.3%
Repurchase Agreement-5.6%
Merrill Lynch & Co.
    3.70%, 9/30/05, due
    10/03/05 in the amount of
    $107,100,000 (collateralized by
    $100,225,000 FNMA, 6.125%,
    3/15/12; value - $109,245,250)
    (cost $107,100,000)                                          107,100       107,100,000
                                                                           ----------------
Time Deposit-0.7%
State Street Time Deposit
    3.10%, 10/03/05                                               13,000        13,000,000
                                                                           ----------------
     (cost $13,000,000)

U.S. Treasury Obligations-3.0%
U.S. Treasury Bills
    2.85%, 10/27/05(a)                                            48,000        47,902,992
    3.20%, 11/17/05(h)                                             9,000         8,963,415
                                                                           ----------------
    (cost $56,848,267)                                                          56,866,407
                                                                           ----------------
Total Short-Term Investments
    (cost $176,948,267)                                                        176,966,407
                                                                           ----------------
Total Investments Before Security
    Lending Collateral-157.4%
    (cost $176,948,267)                                                      3,003,628,415
                                                                           ----------------

INVESTMENT OF CASH COLLATERAL FOR
    SECURITIES LOANED-2.9%
Short-Term Investment
UBS Private Money Market Fund, LLC
    3.65%
    (cost $54,922,931)                                        54,922,931        54,922,931
                                                                           ----------------
Total Investments-160.3%
    (cost $2,884,495,153)                                                    3,058,551,346
Other assets less liabilities-(60.3%)                                       (1,150,706,649)
                                                                           ----------------

Net Assets-100%                                                            $ 1,907,844,697
                                                                           ================

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
                Number of    Expiration                      September 30,    Unrealized
Type            Contracts       Month     Original Value         2005        Appreciation
-----------------------------------------------------------------------------------------
5 Year Swap                      Dec
Futures           6,428          2005      $692,282,470      $679,861,437    $ 12,421,033

10 Year Swap                     Dec
Futures           2,093          2005       234,091,604       228,921,875       5,169,729

U.S. Treasury                    Dec
Futures             198          2005        22,992,057        22,652,437         339,620
                                                                             ------------
                                                                             $ 17,930,382
                                                                             ------------

FORWARD EXCHANGE CURRENCY CONTRACTS

                              U.S.$
                             Contract       Value on           U.S.$       Unrealized
                              Amount      Origination         Current     Appreciation/
                              (000)           Date             Value     (Depreciation)
----------------------------------------------------------------------------------------
Buy Contracts
British Pound,
    settling 10/26/05          10,550     $ 18,669,570     $ 18,601,995    $ (67,575)

Canadian Dollar,
    settling 10/14/05          22,520       18,800,000       19,380,037      580,037

Japanese Yen,
    settling 10/17/05       2,107,569       18,685,117       18,600,345      (84,772)

South African Rand,
    settling 11/22/05           3,261          508,465          510,195        1,730

Sale Contracts
British Pound,
    settling 10/26/05          10,000       17,745,600       17,629,305      116,295

Canadian Dollar,
    settling 10/14/05          40,525       34,335,297       34,874,979     (539,682)

Euro,
    settling 10/18/05          13,429       16,616,456       16,155,108      461,348

Japanese Yen,
    settling 10/17/05       1,120,141       10,153,568        9,885,807      267,761

Mexican Peso,
    settling 10/19/05         816,686       75,366,832       75,682,791     (315,959)

Swedish Krona,
    settling 10/21/05           6,799          911,039          878,074       32,965

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                              ACM Income Fund
-------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

                                    Notional                              Unrealized
Swap Counterparty &                  Amount    Interest     Termination  Appreciation/
Referenced Obligation                 (000)     Rate           Date      Depreciation)
--------------------------------------------------------------------------------------
Buy Contracts
Citibank N.A.
    Republic of Brazil
    12.25%, 3/06/30                   1,230      4.07%        8/20/15     $ (72,143)

Citigroup Global Markets, Inc.
    Republic of Brazil
    12.25%, 3/06/30                     920      4.14         4/20/10       (88,435)

Citigroup Global Markets, Inc.
    Republic of Colombia
    8.375%, 2/15/27                   1,900      3.02         1/20/10      (114,646)

Citigroup Global Markets, Inc.
    Republic of Hungary
    4.50%, 2/06/13                   10,250      0.50        11/26/13      (186,732)

Citigroup Global Markets, Inc.
    Republic of Philippines
    10.625%, 3/16/25                  3,360      5.60         3/20/14      (314,116)

Deutsche Bank AG
    Republic of Brazil
    12.25%, 3/06/30                     920      4.02        10/20/10       (79,299)

Sale Contracts
Citibank N.A.
    Republic of Brazil
    12.25%, 3/06/30                   1,910      3.09         8/20/10        66,261

Citigroup Global Markets, Inc.
    Republic of Brazil
    12.25%, 3/06/30                   1,932      1.98         4/20/07        54,531

Citigroup Global Markets, Inc.
    Republic of Brazil
    12.25%, 3/06/30                   6,275      4.40         5/20/06       263,061

Citigroup Global Markets, Inc.
    Republic of Colombia
    8.375%, 2/15/27                   3,750      1.13         1/20/07        40,669

Citigroup Global Markets, Inc.
    Republic of Philippines
    10.625%, 3/16/25                  3,360      4.95         3/20/09       287,269

Credit Suisse First Boston
    Republic of Brazil
    12.25%, 3/06/30                     600      6.90         6/20/07        71,485

Credit Suisse First Boston
    Republic of Venezuela
    9.25%, 9/15/27                      950      3.17         9/21/15        19,658

Deutsche Bank AG
    Republic of Brazil
    12.25%, 3/06/30                   1,932      1.90        10/20/07        47,770

Morgan Stanley
    Republic of Brazil
    12.25%, 3/06/30                   4,800      3.80         8/20/06       158,560

PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)                                   ACM Income Fund
--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS

                            Interest
Broker                        Rate             Maturity               Amount
------------------------------------------------------------------------------
Barclays Securities           1.80%            12/30/05            $13,132,687
Barclays Securities           1.80             10/28/05              4,134,364
Merrill Lynch.                3.50             10/04/05             79,084,486
Merrill Lynch.                3.50             10/04/05             49,552,937
Merrill Lynch.                3.55             10/04/05             78,359,907
Merrill Lynch.                3.58             10/04/05             60,966,618
Merrill Lynch.                3.58             10/04/05             23,365,531
Merrill Lynch.                3.60             10/04/05            115,088,959
Merrill Lynch.                3.60             10/04/05             92,370,246
Merrill Lynch.                3.60             10/04/05             50,186,394
                                                                  ------------
                                                                  $566,242,129
                                                                  ============

*     Represents entire or partial securities out on loan.
(a) Positions, or portion thereof, with an aggregate market value of $1,103,408,079 have been segregated to collateralize the loan payable outstanding.
(b) Positions, or portion thereof, with an aggregate market value of $565,502,292 have been segregated to collateralize reverse repurchase agreements.
(c) Positions, or portion thereof, with an aggregate market value of $719,471,060 have been segregated to collateralize open forward exchange currency contracts.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $392,958,313 or 20.60% of net assets.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2005.
(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)   Non-income producing security.
(h) Positions, or portion thereof, with an aggregate market value of $8,963,415 has been segregated to collateralize margin requirements for the open futures contracts.

Currency Abbreviations:          Glossary of Terms:

ARS   - Argentine Peso           DCB    - Debt Conversion Bond
BRL   - Brazilian Real           FNMA   - Federal National Mortgage Association
CAD   - Canadian Dollar          FRN    - Floating Rate Note
COP   - Colombian Peso           I/O    - Interest Only
EUR   - Euro                     PIK    - Pay-In-Kind Payments
GBP   - British Pound            TBA    - (To Be Assigned) - Securities are
IDR   - Indonesian Rupiah                  purchased on a forward commitment
JPY   - Japanese Yen                       with an approximate principal amount
MXP   - Mexican Peso                       (generally +/- 1.0%) and no definite
PEN   - Peruvian Nuevo Sol                 maturity date. The actual principal
SEK   - Swedish Krona                      amount and maturity will be
TRL   - Turkish Lira                       determined upon settlement when the
U.S.$ - United States Dollar               specific mortgage pools are assigned.
                                 TIPS   - Treasury Inflation Protected Security
                                 VRN    - Variable Rate Note

COUNTRY BREAKDOWN
Country                             Percent of Total Investments
----------------------------------------------------------------
United States                                 75.56%
Brazil                                         5.84
Russia                                         4.09
Mexico                                         3.59
Turkey                                         3.04
Aregntina                                      1.17
Colombia                                       0.84
Canada                                         0.80
Venezuela                                      0.68
Phillippines                                   0.67
United Kingdom                                 0.62
Germany                                        0.54
Peru                                           0.49
Japan                                          0.33
Indonesia                                      0.29
Netherlands                                    0.22
Uruguay                                        0.22
Bermuda                                        0.17
Cayman Islands                                 0.10
Panama                                         0.10
Kazakhstan                                     0.09
Ecuador                                        0.08
Ukraine                                        0.05
Lebanon                                        0.04
Australia                                      0.04
Sweden                                         0.04
El Salvador                                    0.04
Domincan Republic                              0.03
Nigeria                                        0.03

Other                                          0.20

All data are as of September 30, 2005. The Fund's country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" represents less than .03% weightings in Spain, Bulgaria, Hong Kong, China, Ireland, Belize, Italy, Denmark, South Africa and Greece. Please Note: The country classifications presented herein are based on the country categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.    DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 28, 2005